Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Net income	$ 59,586	$ 28,552	$ 217,242	$ 102,305
Unrealized gain (loss) on interest rate swaps	(331)	(1,317)	(5,371)	(14,459)
Recognized interest (income) expense on interest rate swaps	2,811	146	7,578	(1,444)
Loss on swaps from debt refinancing	1,330		1,330
Tax expense	(498)		(498)
Total comprehensive income	$ 62,898	27,381	$ 220,281	$ 86,402
New Academy Holding Company, LLC
Net income		$ 28,552			$ 120,043	$ 21,442	$ 58,501
Unrealized gain (loss) on interest rate swaps					(16,096)	(2,625)	5,876
Recognized interest (income) expense on interest rate swaps					(418)	1,106	7,497
Total comprehensive income					$ 103,529	$ 19,923	$ 71,874